Performance Management - Principal Capital Appreciation Select ETF	12 Months Ended
Jun. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the Russell 1000 Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at https://www.principalam.com/us/fund-finder?starttab=etf#tab=etf&sortCriteria=%40marketingname%20ascending.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown because the Fund has not yet had a calendar year of performance.
Performance Availability Website Address [Text]	https://www.principalam.com/us/fund-finder?starttab=etf#tab=etf&sortCriteria=%40marketingname%20ascending